Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) Tranche	Dec. 31, 2016 USD ($) $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Stock forward-split ratio		6.6841954
Capital stock shares authorized | shares		210,000,000
Common stock, shares authorized | shares		200,000,000	200,000,000			200,000,000
Common stock, par value | $ / shares		$ 0.001	$ 0.001			$ 0.001
Preferred stock shares authorized | shares		10,000,000
Preferred stock, par value | $ / shares		$ 0.001
Accumulated deficit		$ (18,146,352)	$ (17,452,352)			$ (14,138,195)
Cash equivalents		0	0
Cash, FDIC insured amount		250,000	250,000
Cash, uninsured amount		0	0			1,351,868
Debt instrument, face amount		4,500,000
Change in fair value of investment unit	$ 2,500,000	0
Impairments of our long-lived assets		$ 0	$ 0
State of Texas Emerging Fund ("TETF")
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount					$ 4,500,000
Proceeds from other debt				$ 2,250,000	$ 2,250,000
Number of tranches | Tranche					2
U.S. Treasury Department
Summary Of Significant Accounting Policies [Line Items]
Proceeds from award					$ 244,500
Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		5 years
Restatement Adjustment
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit						$ 136,810